Convertible Notes	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Convertible Notes
12.	CONVERTIBLE NOTES

iQIYI 2018 Convertible Notes
In January 2017, iQIYI issued US$1.5 billion of convertible notes (the “iQIYI 2018 Convertible Notes”) in a private placement, among which US$300 million was purchased by the Company and the remaining US$1.2 billion was purchased by external investors. The iQIYI 2018 Convertible Notes bear interest at a coupon rate of 1.50% per annum with a maturity date of January 25, 2018. The iQIYI
2018 Convertible

Notes can be converted into preferred shares in a qualified financing or at iQIYI’s election. The conversion option does not meet the definition of a derivative under ASC 815. On October 26, 2017, the US$1.5 billion iQIYI 2018 Convertible Notes and the related accrued interest were converted into 1,014,436,019 iQIYI’s Series G preferred shares. Upon the completion of
iQIYI’s
IPO, all preferred shares were converted into Class A ordinary shares of iQIYI (Note 17).
iQIYI 2023 Convertible Notes
In December 2018, iQIYI issued US$750 million convertible senior notes due 2023 (“iQIYI 2023 Convertible Notes”). The iQIYI 2023 Convertible Notes are senior, unsecured obligations of iQIYI, and interest is payable semi-annually in cash at a rate of 3.75% per annum with a maturity date of December 1, 2023, unless previously repurchased, redeemed or converted prior to such date. The initial conversion rate of the iQIYI 2023 Convertible Notes is 37.1830 of iQIYI’s ADSs per US$1,000 principal amount of the iQIYI 2023 Convertible Notes. Upon conversion,
iQIYI
will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.
Concurrently with the issuance of the iQIYI 2023 Convertible Notes, iQIYI purchased capped
 call option
s
on
iQIYI’s
ADS with certain counterparties at a price of US$68 million. The capped call exercise price is equal to the initial conversion price of the iQIYI 2023 Convertible Notes and the cap price is US$38.42 per ADS, subject to certain adjustments under the terms of the capped call transaction. The cost of the capped call was recorded as a reduction of the Company’s additional paid-in
capital
and non-controlling interests
on the consolidated balance sheets with no subsequent changes in fair value be recorded.
As the conversion option may be settled entirely or partially in cash at iQIYI’s option, the Company separated the iQIYI 2023 Convertible Notes into liability and equity components in accordance with ASC
470-20,
Debt
with Conversion and Other Options
. The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that does not have an associated conversion feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the initial proceeds and recorded as additional paid-in
capital. Debt issuance costs were allocated to the liability and equity components based on the same proportion as the recognized amounts bifurcated based on gross proceeds from the iQIYI 2023 Convertible Notes. The difference between the principal amount of the iQIYI 2023 Convertible Notes and the liability component is considered debt discount and is amortized at an effective interest rate of 7.04%
to accrete the discounted carrying value of the iQIYI 2023 Convertible Notes to its face value on December 1, 2021, the put date of the iQIYI 2023 Convertible Notes. The holders may require iQIYI to repurchase all or portion of the iQIYI 2023 Convertible
 Notes for cash on December 1, 2021, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
iQIYI 2025 Convertible Notes
In March 2019, iQIYI issued US$1.2 billion convertible senior notes due 2025 (“iQIYI 2025 Convertible Notes”). The iQIYI 2025 Convertible Notes are senior, unsecured obligations of iQIYI, and interest is payable semi-annually in cash at a rate of 2.00% per annum with a maturity date of April 1, 2025, unless previously repurchased, redeemed or converted prior to such date.

The initial conversion rate of the iQIYI 2025 Convertible Notes is 33.0003 of iQIYI’s ADSs per US$1,000 principal amount of the iQIYI 2025 Convertible Notes. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.
Concurrently with the issuance of the iQIYI 2025 Convertible Notes, iQIYI purchased capped
 call option
s
on
iQIYI’s
 ADS with certain counterparties at a price of US$85 million. The capped call exercise price is equal to the initial conversion price of the iQIYI 2025 Convertible Notes and the cap price is US$40.02 per ADS, subject to certain adjustments under the terms of the capped call transaction. The cost of the capped call was recorded as a reduction of the Company’s additional paid-in
capital
and non-controlling
interests

on the consolidated balance sheets with no subsequent changes in fair value be recorded.
The accounting of iQIYI 2025 Convertible Notes is similar to that of iQIYI 2023 Convertible Notes.
The difference between the principal amount of the
iQIYI 2025 Convertible
Notes and the liability component is considered debt discount and is amortized at an effective interest rate of 6.01% to accrete the discounted carrying value of the
iQIYI 2025 Convertible
Notes to its face value on
April 1, 2023
, the put date of the Notes.
 The holders may require iQIYI to repurchase all or portion of the iQIYI 2025 Convertible
Notes for cash on April 1, 2023, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
The

iQIYI
 2023 Convertible Notes and the
 iQIYI
2025 Convertible Notes are collectively referred to the Convertible Notes.
As of December 31,
2018 and
2019, the principal amount of the liability component
of the Convertible Notes were
 RMB5.2 billion
and RMB13.6 billion
(US$2.0 billion), unamortized debt discount
were
RMB446
millio
n
 and RMB1.3
b
illion
(US$184 million), and
the
net carrying amount of the liability component
we
re
 RMB4.7 billion
and RMB
12.3 billion
(US$1.8 billion), respectively.

The carrying amount of the equity component
of the Notes were
 RMB362 million
and RMB1.3 billion
(US$194 million)
,

respectively. For the
years ended December 31, 2018 and 2019, the amount of interest cost recognized relating to both the contractual interest coupon and amortization of the discount on the liability component were RMB24 million and RMB670 million (US$96 million), respectively. As of December 31, 2019, the liability component
 of the

iQIYI
 2023
Convertible
Notes and the
iQIYI

2025
Convertible
Notes
will be accreted up to the principal amount of US$750
million and US$1.2
b
illion
over a remaining period of 1.92 years
 and 3.25 years, respectively
.
The aggregate scheduled maturities of RMB5.2 billion (US$750 million) and RMB8.4 billion (US$1.2 billion)

of the Convertible Notes will be repaid when they become due in 2023 and 2025, respectively, assuming no conversion or redemption of the Convertible Notes prior to maturity, all convertible note holders hold the Convertible Notes to maturity and iQIYI elects to pay the amounts owed in cash.